Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation
Share-based compensation

13. Share-based compensation

Employee Share Holding Platform

On February 6, 2015, ZTO Express granted a total of 584,000 redeemable and contingently convertible share units to certain key employees. The key terms of these share unit grants are as follows:

•	Participating employees are required to pay a subscription price of RMB100 per share unit at the date of grant.

•

Participating employees have the right to request ZTO Express to repurchase their share units in January of each year subsequent to their subscription of the share units. The repurchase price is determined based on the original subscription price of RMB100 per unit plus a return based on a fixed compound annual rate of 35% for 2015, increasing by 5% in each of the following years. The annual return rate is capped at 50%.

•

Upon termination of employment or retirement, participating employees have the right to request ZTO Express to repurchase their share units based on a pro-rated return determined by the number of days they held the share units during the year. If the employee does not request for a cash redemption at the time they terminate their employment with ZTO Express, the repurchase right is terminated.

•

Participating employees do not have the option to convert their share units to equity of the ZTO Express. Conversion of these share units are contingent upon a qualified IPO. All outstanding units at the time of the Group’s IPO will be converted on ordinary shares based on a conversion ratio of 1:6. The repurchase provision terminates upon conversion of these share units to ordinary share upon IPO.

In conjunction with the 2015 Restructuring in August 2015, all outstanding share units granted and outstanding were converted to the share units of the Company with the same terms and conditions noted above. As of December 31, 2015, none of the share units was forfeited.

These awards are classified as liabilities and measured at fair value at the date of the grant and subsequently remeasured to fair value at the end of each reporting period. Changes in the fair value of the liabilities incurred for these awards are recognized as stock-based compensation.

The Group uses a binominal option pricing model to estimate the fair value of the share units granted. The fair value per unit was determined at the date of grant to be RMB147.10 and at December 31, 2015 to be RMB300.00 using the following assumptions:

	February 6, 2015	December 31, 2015
Expected volatility	25.1%	29.0%
Risk-free interest rate (per annum)	1.50%	1.51%
Risk-based interest rate (per annum)	6.00%	4.75%
Expected dividend yield	—	—
Expected term (in years)	1.9	1.0
Fair value of underlying ordinary shares	23.18	50.11

Total fair value of the awards at the date of grant and December 31, 2015 were RMB85,906 and RMB175,200, respectively. A total fair value adjustment of RMB116,800 was recorded as selling, general and administrative expenses in the consolidated statements of comprehensive income for the year ended December 31, 2015.

In June 2016, the Group established an employee share holding platform (the “Share Holding Platform”). The purpose of the Share Holding Platform is to allow employees of the Group in the PRC to receive equity share incentives. Zto Es Holding Limited (“ZTO ES”), a British Virgin Islands company was established as a holding vehicle for the Group’s Share Holding Platform. Four limited liability partnerships (“LLPs”) were established in the PRC as the shareholders of ZTO ES, each holding 25% equity interest in ZTO ES. At the time of establishment of these LLPs, Mr. Lai Meisong, chairman and chief executive officer of the Group, and his wife, Ms. Lai Yufeng agreed to serve as the general partner and sole limited partner of each of the four LLPs, respectively. ZTO ES and the LLPs have no activities other than administering the plan and does not have employees. On behalf of the Group and subject to approval of board of director of the Company, Mr. Lai Meisong as the general partner of the LLPs, has the authority to select the eligible participants to whom awards will be granted; and determine the number of shares covered; establish the terms, conditions and provision of such awards.

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. At the time of issuance, all shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived initially until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to the terms of the partnership agreement, a recipient of limited partnership interests is entitled to indirectly all of the economic rights associated with the underlying ordinary shares of the Company and accordingly, at the direction of the employee, the LLPs will sell the Company’s ordinary shares held in connection with the limited partnership interest owned by the employee, and remit the proceeds to the employee. The other shareholder’s rights associated with the Company’s ordinary shares held by the partnership may be exercised by the general partner of these LLPs. The Group referred to these limited partner’s partnership interests as Ordinary Share Units and five Ordinary Share Units correspond to the indirect economic interest in one ordinary share of the Company.

Pursuant to a board of director resolution, on June 28, 2016, the following awards were approved to be granted to certain of Group’s employees:

•

584,000 outstanding redeemable and contingently convertible share units were converted to 17,520,000 Ordinary Share Units, which correspond to 3,504,000 Company’s ordinary shares. This conversion is calculated based on the original conversion ratio of one redeemable and contingently convertible share units to six ordinary shares. Upon conversion to the Ordinary Share Units, the cash redemption right and contingent conversion right were terminated.

•

5,270,820 Ordinary Share Units corresponding to 1,054,164 Company’s ordinary shares were transferred to certain employees to award them for past performance. Of these awards, 1,540,500 Ordinary Share Units were granted to one employee with a cash subscription payment of RMB10,000, and the remaining 3,730,320 Ordinary Share Units were granted to employees for no cash subscription.

•	These Ordinary Share Units awards have no vesting conditions and can be transferred in accordance with the applicable limited liability partnership agreement.

The conversion of 584,000 redeemable and contingently convertible share units to Ordinary Share Units was accounted for as a modification in accordance with ASC 718, Compensation—Stock Compensation. As a result of the modification, the cash redemption clause and contingent conversion upon IPO clause were terminated. As the Group is not obligated to settle the Ordinary Share Units in cash, this modification changed the award’s classification from liability to equity. The fair value of the modified awards on the date of the modification was RMB236,181. Compensation cost of RMB60,981 representing the difference between the fair value of the modified awards on the date of modification and the fair value of the redeemable and contingently convertible share units as of December 31, 2015 was recorded as shared-based compensation expenses and included in selling, general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2016. As these Ordinary Share Units have no vesting condition, the total fair value of the modified award of RMB236,179 has been recorded as a credit to the additional paid in capital at the date of modification.

Total fair value of redeemable and contingently convertible share units awards at the date of grant and December 31, 2015 were RMB85,906 and RMB175,200, respectively. A total fair value adjustment of RMB116,800 was recorded as selling, general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2015.

The Group accounted 5,270,820 Ordinary Share Units (equivalent to 1,054,164 ordinary shares) as equity awards and measured them at fair value at the date of the grant in accordance with ASC 718. As these awards vested immediately at the date of grant, the Group recorded share-based compensation of RMB61,019 at the date of the grant based on a determined per share fair value of ordinary shares at RMB67.37 in the consolidated statement of comprehensive income for the year ended December 31, 2016.

Pursuant to a board of director resolution, on March 28, 2017, 3,945,750 Ordinary Share Units corresponding to 789,150 Company’s ordinary shares were granted to certain employees to award them for past performance at the consideration of nil. These awards are subject to vesting ratably over a period of three years. As of December 31, 2017, there was RMB46,606 of total unrecognized compensation expense related to unvested Ordinary Share Units. That cost is expected to be recognized over a weighted average period of 2.17 years. The Group recorded the share based compensation of RMB23,302 based on the market price of ordinary shares at USD12.88 on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2017.

A summary of changes in the ordinary share awards relating to the Share Holding Platform granted by the Group during the year ended December 31, 2017 is as follows:

	Number of ordinary shares under Incentive Platform	Weighted average grant-date fair value
Non-Vested at January 1, 2017	—	—
Granted	789,150	88.59

Non-Vested at December 31, 2017	789,150	88.59

Prior to the consummation of the IPO in October, 2016, the fair value of Ordinary Share Units was based on the fair value of the underlying ordinary shares which was determined by using option-pricing method to allocate enterprise value to preferred and ordinary shares on a fully diluted basis. The method treats ordinary shares and preferred shares as call options on the enterprise’s value, with exercise prices on the liquidation preference of the preferred shares. Upon the completion of the IPO, the fair value of Ordinary Share Units was based on the fair value of the underlying ordinary shares which was determined by the market price of ordinary shares on the grant date.

2016 Share Incentive Plan

On June 20, 2016, the Board also approved a 2016 share incentive plan (the “2016 Share Incentive Plan”) in order to provide appropriate incentives to the relevant directors, executive officers and other employees of the Company and its affiliates, pursuant to which the maximum number of shares of the Company available for issuance pursuant to all awards under the 2016 Share Incentive Plan shall be 3,000,000 ordinary shares. On the same date, the Company granted options to purchase 300,000 ordinary shares to certain executive of the Company at an exercise price of US$9.97 per share under the 2016 Share Incentive Plan. The options expire in 10 years from the date of grant and vest ratably at each grant date anniversary over a requisite service period of five years.

In September, 2016, the Board approved 2016 Share Incentive Plan (as amended and restated), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2016 Plan is initially 3,000,000, plus an annual increase on the first day of each of our fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, by an amount equal to the least of (i) 0.5% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be determined by our board of directors.

The Group uses a binominal pricing model to estimate the fair value of the above options granted under the 2016 Share Incentive Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

June 20, 2016
Risk-free interest rate	2.54%
Contract life	9.7
Expected volatility range	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to contract life. The Group estimated dividend yield based on the average dividend yield of comparable peer companies.

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended December 31, 2017 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value of option
Outstanding at January 1, 2017	300,000	66.26	9.17 years	4,349
Granted	—	—	—	—
Vested	60,000	66.26	—	—

Outstanding at December 31, 2017	240,000	66.26	8.17 years	9,182

Vested and exercisable at December 31, 2017	60,000	66.26	8.17 years	2,295
Vested and expected to vest at December 31, 2017	300,000	66.26	8.17 years	11,477

The weighted average grant date fair value of options granted during the year ended December 31, 2016 was RMB15.89. The grant date fair value of options vested during the year ended December 31, 2017 was RMB3,976. There were no options granted during the year ended December 31, 2015 and 2017. As of December 31, 2017, there was RMB3,261 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 3.17 years. The total expense recorded in selling, general and administrative is RMB502 and RMB 1,004 for the year ended December 31, 2016 and 2017,  respectively.

Restricted share units

On March 28, 2017, the Group granted 679,645 restricted share units (“RSU”) at par value to certain director, executive offices and employees pursuit to the 2016 Share Incentive Plan. These grants are subject to vesting ratably over a period of three years from the grant date. As of December 31, 2017, none of them were forfeited and vested. As of December 31, 2017, there was RMB43,788 of total unrecognized compensation expense related to unvested restricted share units. That cost is expected to be recognized over a weighted-average period of 2.17 years. The Group recorded the share-based compensation of RMB16,419 based on the market price of ordinary shares at USD12.88 on the grant date in the consolidated statement of comprehensive income for the year ended December 31, 2017.